Federated Bond Fund
A Portfolio of Federated Investment Series Funds, Inc.
CLASS A SHARES (TICKER FDBAX)
CLASS B SHARES (TICKER FDBBX)
CLASS C SHARES (TICKER FDBCX)
CLASS F SHARES (TICKER ISHIX)
INSTITUTIONAL SHARES (TICKER FDBIX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED JANUARY 31, 2013
Under the heading entitled “ Fund Management,” please delete the information regarding Joseph M. Balestrino and replace it with the following:
“Brian S. Ruffner, Portfolio Manager, has been the Fund's portfolio manager since March 2013.”
March 22, 2013
Federated Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451563 (3/13)